Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Communication Services (3.9%)
*	Live Nation Entertainment Inc.	619,886	56,478
*	Yelp Inc. Class A	975,125	35,504
*	Iridium Communications Inc.	501,675	31,164
*	Match Group Inc.	578,277	24,201
*	Pinterest Inc. Class A	551,178	15,069
*	TripAdvisor Inc.	881,598	14,538
	New York Times Co. Class A	341,535	13,450
	Madison Square Garden Sports Corp.	61,686	11,600
*	News Corp. Class B	485,399	9,572
	Omnicom Group Inc.	80,515	7,661
	Shutterstock Inc.	147,724	7,190
*	Cinemark Holdings Inc.	390,442	6,442
*	ZipRecruiter Inc. Class A	360,463	6,402
*	Playtika Holding Corp.	514,546	5,969
*	ZoomInfo Technologies Inc. Class A	215,893	5,481
	Cogent Communications Holdings Inc.	81,390	5,477
*,1	fuboTV Inc.	2,548,901	5,302
*	PubMatic Inc. Class A	206,789	3,780
	Cable One Inc.	5,351	3,516
*	John Wiley & Sons Inc. Class A	102,247	3,479
*	Lumen Technologies Inc.	1,306,589	2,953
*	Roblox Corp. Class A	72,142	2,907
*	Altice USA Inc. Class A	701,455	2,118
*	Cargurus Inc.	83,855	1,898
*	Fox Corp. Class B	53,838	1,717
*	Integral Ad Science Holding Corp.	72,413	1,302
*	Liberty Media Corp.- Liberty SiriusXM Class C	36,649	1,199
			286,369
Consumer Discretionary (12.0%)
	Genuine Parts Co.	337,116	57,050
*	MGM Resorts International	1,097,329	48,195
*	AutoNation Inc.	278,043	45,769
	Boyd Gaming Corp.	616,528	42,769
*	NVR Inc.	6,100	38,739
*	Expedia Group Inc.	342,568	37,474
*	Ulta Beauty Inc.	77,832	36,627
	LKQ Corp.	579,257	33,753
	Toll Brothers Inc.	408,774	32,322
	Tapestry Inc.	727,835	31,151
*	Tri Pointe Homes Inc.	887,192	29,153
*	Skyline Champion Corp.	389,002	25,460
	Travel & Leisure Co.	628,742	25,363

		Shares	Market Value ($000)
*	Capri Holdings Ltd.	611,618	21,951
	Harley-Davidson Inc.	591,991	20,844
*	Taylor Morrison Home Corp. Class A	377,030	18,388
*	Shake Shack Inc. Class A	217,104	16,873
*	Winnebago Industries Inc.	246,987	16,472
*	PVH Corp.	189,684	16,117
	Buckle Inc.	425,317	14,716
*	SeaWorld Entertainment Inc.	262,055	14,678
*	Cavco Industries Inc.	48,323	14,255
	Brunswick Corp.	158,679	13,748
	Macy's Inc.	741,397	11,899
*	Caesars Entertainment Inc.	226,288	11,534
*	Lear Corp.	78,608	11,284
*	Abercrombie & Fitch Co. Class A	295,457	11,133
	Red Rock Resorts Inc. Class A	211,877	9,912
*	Stride Inc.	262,431	9,770
	Bath & Body Works Inc.	258,774	9,704
*	Murphy USA Inc.	25,018	7,783
*	Grand Canyon Education Inc.	71,770	7,407
*	Qurate Retail Inc. Series A	5,966,896	5,906
	Texas Roadhouse Inc. Class A	51,689	5,804
	Patrick Industries Inc.	72,229	5,778
	Dine Brands Global Inc.	98,320	5,706
*	BorgWarner Inc. (XNYS)	109,783	5,369
*	Valvoline Inc.	141,924	5,324
*	Rivian Automotive Inc. Class A	317,163	5,284
*	Green Brick Partners Inc.	91,000	5,169
	PulteGroup Inc.	60,839	4,726
*	Jack in the Box Inc.	48,234	4,704
	Williams-Sonoma Inc.	37,132	4,647
*	Wynn Resorts Ltd.	43,630	4,608
*	Penn Entertainment Inc.	187,514	4,506
*	Gap Inc.	500,405	4,469
	Signet Jewelers Ltd.	67,612	4,412
*	Bloomin' Brands Inc.	146,522	3,940
*	Norwegian Cruise Line Holdings Ltd.	180,197	3,923
*,1	Carvana Co. Class A	150,924	3,912
*	Everi Holdings Inc.	259,747	3,756
*	Royal Caribbean Cruises Ltd.	34,621	3,592
	Marriott Vacations Worldwide Corp.	28,379	3,483
*	Chewy Inc. Class A	81,940	3,234
*	ODP Corp.	64,760	3,032
*	Under Armour Inc. Class C	448,369	3,009
*	American Axle & Manufacturing Holdings Inc.	362,781	3,000
*	Children's Place Inc.	120,451	2,796
*	Meritage Homes Corp.	18,734	2,665
*	Installed Building Products Inc.	18,330	2,569
*	Dave & Buster's Entertainment Inc.	56,705	2,527
*	Six Flags Entertainment Corp.	88,971	2,311
*	Visteon Corp.	15,643	2,246
*	XPEL Inc.	23,631	1,990
*	Stitch Fix Inc. Class A	487,684	1,878
*	Sleep Number Corp.	66,612	1,817
*	M/I Homes Inc.	20,589	1,795
*	Dana Inc.	103,723	1,763
*	Upbound Group Inc.	54,300	1,690
*	Kohl's Corp.	73,163	1,686
*	Fox Factory Holding Corp.	14,826	1,609

		Shares	Market Value ($000)
	ADT Inc.	238,713	1,439
*	Brinker International Inc.	38,651	1,415
*	Sally Beauty Holdings Inc.	98,289	1,214
			886,996
Consumer Staples (4.0%)
*	Conagra Brands Inc.	1,119,120	37,737
	Lamb Weston Holdings Inc.	261,777	30,091
	Coca-Cola Consolidated Inc.	32,885	20,915
	Ingles Markets Inc. Class A	246,182	20,347
	J M Smucker Co.	123,000	18,163
*	Casey's General Stores Inc.	71,527	17,444
	Cal-Maine Foods Inc.	386,872	17,409
	Church & Dwight Co. Inc.	148,442	14,878
*	Clorox Co.	89,334	14,208
*	US Foods Holding Corp.	250,804	11,035
*	Hostess Brands Inc. Class A	388,911	9,847
	Campbell Soup Co.	204,239	9,336
*	Performance Food Group Co.	153,523	9,248
	Medifast Inc.	90,978	8,384
	Flowers Foods Inc.	327,565	8,150
	Ingredion Inc.	75,760	8,027
*	elf Beauty Inc.	59,074	6,748
*	Pilgrim's Pride Corp.	292,859	6,294
*	Herbalife Ltd.	355,977	4,713
	Energizer Holdings Inc.	139,519	4,685
*	USANA Health Sciences Inc.	72,128	4,547
	Vector Group Ltd.	336,272	4,308
*	Coty Inc. Class A	199,853	2,456
*	TreeHouse Foods Inc.	45,318	2,283
*	Hain Celestial Group Inc.	153,304	1,918
*	Post Holdings Inc.	19,615	1,700
*	Simply Good Foods Co.	45,503	1,665
*	Sprouts Farmers Market Inc.	43,959	1,615
*	United Natural Foods Inc.	42,074	823
			298,974
Energy (4.5%)
	Halliburton Co.	1,364,990	45,031
	Diamondback Energy Inc.	231,818	30,452
	Liberty Energy Inc. Class A	2,006,898	26,832
	SM Energy Co.	700,728	22,164
*	Par Pacific Holdings Inc.	776,636	20,666
*	Baker Hughes Co. Class A	646,185	20,426
	Marathon Oil Corp.	822,473	18,933
*,1	Plains GP Holdings LP Class A	1,254,065	18,598
*	Helmerich & Payne Inc.	495,230	17,556
	Murphy Oil Corp.	408,243	15,636
*	HF Sinclair Corp.	326,002	14,543
*	Weatherford International plc	210,982	14,013
	Range Resources Corp.	390,142	11,470
*	Nabors Industries Ltd. (XNYS)	118,761	11,048
	Delek US Holdings Inc.	364,222	8,723
	Patterson-UTI Energy Inc.	657,934	7,875
*	Oceaneering International Inc.	291,593	5,453
*	US Silica Holdings Inc.	421,152	5,109
*	NOV Inc.	293,820	4,713
*	Matador Resources Co.	69,241	3,623
*	International Seaways Inc.	85,233	3,259

		Shares	Market Value ($000)
*	Gulfport Energy Corp.	19,492	2,048
*	ProPetro Holding Corp.	248,363	2,047
*	W&T Offshore Inc.	447,205	1,731
*	Vitesse Energy Inc.	65,273	1,462
			333,411
Financials (13.0%)
	MGIC Investment Corp.	2,844,585	44,916
	W R Berkley Corp.	695,785	41,441
	Radian Group Inc.	1,496,362	37,828
	Affiliated Managers Group Inc.	243,058	36,432
	Fifth Third Bancorp	1,384,724	36,294
	Essent Group Ltd.	743,960	34,817
	Equitable Holdings Inc.	1,280,287	34,773
*	Citizens Financial Group Inc.	1,262,225	32,919
	Hartford Financial Services Group Inc.	450,494	32,445
	CNO Financial Group Inc.	1,266,498	29,978
	Stifel Financial Corp.	425,657	25,399
	American Financial Group Inc.	201,567	23,936
	Evercore Inc. Class A	190,093	23,494
	FNB Corp.	1,970,471	22,542
	Popular Inc.	364,924	22,085
	LPL Financial Holdings Inc.	94,918	20,638
	Cboe Global Markets Inc.	145,274	20,049
	Everest Re Group Ltd.	57,847	19,776
	Loews Corp.	328,295	19,494
	Synovus Financial Corp.	630,189	19,063
	Primerica Inc.	93,167	18,425
	Fidelity National Financial Inc.	502,719	18,098
	First BanCorp. (XNYS)	1,409,763	17,227
	SLM Corp.	1,037,359	16,930
*	International Bancshares Corp.	367,061	16,224
	Tradeweb Markets Inc. Class A	222,884	15,263
	Unum Group	316,078	15,077
*	Regions Financial Corp.	841,751	15,000
	Wintrust Financial Corp.	194,680	14,138
	Hancock Whitney Corp.	346,745	13,308
	Old National Bancorp	944,230	13,163
	East West Bancorp Inc.	231,242	12,207
	Axis Capital Holdings Ltd.	218,868	11,782
	Columbia Banking System Inc.	574,546	11,652
	Webster Financial Corp.	305,512	11,533
*	AvidXchange Holdings Inc.	1,075,325	11,162
*,1	Coinbase Global Inc. Class A	148,474	10,623
*	Lincoln National Corp.	392,947	10,122
*	Ares Management Corp. Class A	98,318	9,473
*	LendingClub Corp.	866,060	8,444
	Virtu Financial Inc. Class A	473,268	8,088
	Synchrony Financial	228,061	7,736
*	Huntington Bancshares Inc.	673,351	7,259
	American Equity Investment Life Holding Co.	122,022	6,359
	Carlyle Group Inc.	194,838	6,225
*	Reinsurance Group of America Inc.	44,642	6,191
*	Federated Hermes Inc.	165,316	5,927
	Associated Banc-Corp.	339,979	5,518
*	Shift4 Payments Inc. Class A	79,332	5,387
	Navient Corp.	278,969	5,183
*	BOK Financial Corp.	58,151	4,697
*	Brighthouse Financial Inc.	96,845	4,586

		Shares	Market Value ($000)
	Nasdaq Inc.	80,352	4,006
*	Cannae Holdings Inc.	186,091	3,761
	Brightsphere Investment Group Inc.	173,942	3,644
	Jackson Financial Inc. Class A	103,379	3,164
*	OFG Bancorp	118,348	3,086
*	Green Dot Corp. Class A	159,930	2,997
*	Globe Life Inc.	26,360	2,890
*	Fulton Financial Corp.	234,554	2,796
	SouthState Corp.	32,764	2,156
	WSFS Financial Corp.	55,868	2,107
	First Hawaiian Inc.	108,135	1,947
	UMB Financial Corp.	31,912	1,943
*	PROG Holdings Inc.	52,681	1,692
*	Customers Bancorp Inc.	55,103	1,667
	Simmons First National Corp. Class A	93,570	1,614
	Assured Guaranty Ltd.	23,873	1,332
*	S&T Bancorp Inc.	41,921	1,140
			963,268
Health Care (12.0%)
*	Alkermes plc	1,422,199	44,515
	Chemed Corp.	78,588	42,569
*	Inspire Medical Systems Inc.	128,291	41,648
*	Teladoc Health Inc.	1,490,432	37,738
*	Tenet Healthcare Corp.	454,263	36,968
*	Cardinal Health Inc.	360,833	34,124
	AmerisourceBergen Corp. Class A	172,688	33,230
*	IQVIA Holdings Inc.	135,568	30,472
	Bruker Corp.	408,280	30,180
	West Pharmaceutical Services Inc.	78,077	29,862
*	Ionis Pharmaceuticals Inc.	620,942	25,477
*	Exact Sciences Corp.	254,361	23,885
*	ACADIA Pharmaceuticals Inc.	931,491	22,309
*	Incyte Corp.	348,489	21,693
*	Merit Medical Systems Inc.	229,370	19,185
*	ImmunoGen Inc.	1,013,391	19,123
*	Medpace Holdings Inc.	78,350	18,817
*	Veradigm Inc.	1,330,180	16,760
*	Cooper Cos. Inc.	42,280	16,211
*	Mettler-Toledo International Inc.	12,018	15,763
*	Intercept Pharmaceuticals Inc.	1,320,226	14,602
*	Ultragenyx Pharmaceutical Inc.	310,055	14,303
	Laboratory Corp. of America Holdings	59,096	14,262
*	Veeva Systems Inc. Class A	67,203	13,288
*	Haemonetics Corp.	130,362	11,099
*	Avantor Inc.	519,954	10,680
*	Deciphera Pharmaceuticals Inc.	747,816	10,529
	Universal Health Services Inc. Class B	62,728	9,897
*	Integra LifeSciences Holdings Corp.	237,527	9,770
*	Insulet Corp.	33,770	9,737
*	Arrowhead Pharmaceuticals Inc.	266,466	9,502
*	Exelixis Inc.	494,737	9,454
*	Lantheus Holdings Inc.	104,634	8,781
*	Organon & Co.	421,766	8,777
*	Twist Bioscience Corp.	424,768	8,691
*	Axonics Inc.	166,007	8,378
*,1	Novavax Inc.	1,121,664	8,334
*	Jazz Pharmaceuticals plc	64,611	8,010
*	LivaNova plc	147,308	7,576

		Shares	Market Value ($000)
*	Nevro Corp.	296,669	7,541
*	GoodRx Holdings Inc. Class A	1,270,389	7,013
*	Agenus Inc.	4,057,529	6,492
*	Fate Therapeutics Inc.	1,190,185	5,665
*	Pediatrix Medical Group Inc.	394,997	5,613
*	Health Catalyst Inc.	437,940	5,474
*	PTC Therapeutics Inc.	131,578	5,351
*	2seventy bio Inc.	521,358	5,276
*	Bridgebio Pharma Inc.	280,369	4,822
*	Editas Medicine Inc. Class A	559,709	4,606
*	Mirati Therapeutics Inc.	118,416	4,278
*	Arcturus Therapeutics Holdings Inc.	136,538	3,916
*	Neurocrine Biosciences Inc.	38,774	3,656
*	CorVel Corp.	17,083	3,306
*	Enanta Pharmaceuticals Inc.	141,360	3,025
*	Perrigo Co. plc	87,470	2,970
*	AMN Healthcare Services Inc.	26,407	2,882
*	Shockwave Medical Inc.	9,652	2,755
*	STAAR Surgical Co.	51,918	2,729
*	Veracyte Inc.	102,543	2,612
*	Community Health Systems Inc.	560,085	2,464
*	iRhythm Technologies Inc.	23,465	2,448
*	Amphastar Pharmaceuticals Inc.	41,772	2,401
*	MacroGenics Inc.	438,261	2,345
*	BioCryst Pharmaceuticals Inc.	308,846	2,174
*	Myriad Genetics Inc.	93,164	2,160
*	Coherus Biosciences Inc.	504,443	2,154
*	Globus Medical Inc. Class A	36,070	2,148
*	Puma Biotechnology Inc.	540,434	1,908
*	Travere Thrapeutics Inc.	120,142	1,845
*	Prestige Consumer Healthcare Inc.	30,585	1,818
*	10X Genomics Inc.	30,788	1,719
*	Rigel Pharmaceuticals Inc.	1,318,144	1,700
*	Supernus Pharmaceuticals Inc.	55,540	1,670
*	Royalty Pharma plc Class A	53,546	1,646
*	Biohaven Ltd.	62,847	1,503
*	Phreesia Inc.	46,630	1,446
*,1	Inovio Pharmaceuticals Inc.	3,001,740	1,340
*	CRISPR Therapeutics AG	21,008	1,179
*,1	Tilray Brands Inc.	741,928	1,157
*	Atea Pharmaceuticals Inc.	278,408	1,041
*	iTeos Therapeutics Inc.	76,718	1,016
*	Joint Corp.	66,951	904
*	Nektar Therapeutics Class A	1,517,103	873
*	Heron Therapeutics Inc.	609,042	707
*	Sangamo Therapeutics Inc.	467,930	608
*	FibroGen Inc.	165,193	446
			889,001
Industrials (18.3%)
*	United Rentals Inc.	152,200	67,785
*	United Airlines Holdings Inc.	1,065,271	58,451
	Owens Corning	415,827	54,265
	Allison Transmission Holdings Inc.	859,858	48,548
*	American Airlines Group Inc.	2,700,026	48,439
	Textron Inc.	685,258	46,344
*	Atkore Inc.	289,392	45,128
	AGCO Corp.	324,381	42,630
	WW Grainger Inc.	50,746	40,018

		Shares	Market Value ($000)
	Acuity Brands Inc.	231,383	37,734
*	Paycom Software Inc.	116,190	37,325
	Terex Corp.	607,577	36,351
*	Clean Harbors Inc.	197,842	32,531
	EMCOR Group Inc.	175,440	32,418
	Applied Industrial Technologies Inc.	210,889	30,543
	Wabash National Corp.	1,183,418	30,343
	IDEX Corp.	138,685	29,853
	Rush Enterprises Inc. Class A	473,491	28,760
	Ryder System Inc.	330,787	28,047
	ManpowerGroup Inc.	348,744	27,690
*	CACI International Inc. Class A	80,246	27,351
*	Builders FirstSource Inc.	195,631	26,606
*	nVent Electric plc	502,096	25,943
	UFP Industries Inc.	258,720	25,109
*	Copart Inc.	254,728	23,234
*	Delta Air Lines Inc.	488,228	23,210
	Tetra Tech Inc.	111,284	18,222
	CSG Systems International Inc.	335,827	17,712
	Donaldson Co. Inc.	260,990	16,315
*	Graco Inc.	184,840	15,961
	Korn Ferry	322,173	15,961
	Robert Half International Inc.	200,382	15,073
	Boise Cascade Co.	164,972	14,905
*	Masco Corp.	243,313	13,961
*	GMS Inc.	187,335	12,964
*	Paylocity Holding Corp.	69,949	12,908
*	Herc Holdings Inc.	92,900	12,713
*	ExlService Holdings Inc.	83,664	12,638
	Encore Wire Corp.	66,227	12,314
	EnerSys	102,434	11,116
	GrafTech International Ltd.	2,111,257	10,641
	Dover Corp.	68,806	10,159
*	Ingersoll Rand Inc. (XYNS)	150,850	9,860
	Watts Water Technologies Inc. Class A	53,637	9,855
	Valmont Industries Inc.	31,827	9,263
*	Upwork Inc.	889,178	8,305
*	Kirby Corp.	103,198	7,941
	Brink's Co.	103,444	7,017
*	MYR Group Inc.	49,550	6,855
*	Crane NXT Co.	118,074	6,664
	Howmet Aerospace Inc.	129,815	6,434
*	WillScot Mobile Mini Holdings Corp.	134,136	6,410
*	TrueBlue Inc.	360,610	6,386
	Esab Corp.	89,364	5,946
	Primoris Services Corp.	189,138	5,763
*	Curtiss-Wright Corp.	30,680	5,635
*	Avis Budget Group Inc.	23,437	5,359
	Ennis Inc.	238,646	4,864
*	Sensata Technologies Holding plc	106,676	4,799
*	Air Lease Corp. Class A	113,783	4,762
*	Masterbrand Inc.	394,338	4,586
*	Hubbell Inc. Class B	12,143	4,026
*	Griffon Corp.	95,568	3,851
*	Legalzoom.com Inc.	301,158	3,638
*	Insperity Inc.	26,962	3,207
*	Hub Group Inc. Class A	39,154	3,145
*	Comfort Systems USA Inc.	18,476	3,034

		Shares	Market Value ($000)
	Science Applications International Corp.	25,462	2,864
*	SkyWest Inc.	67,536	2,750
*	SPX Technologies Inc.	32,040	2,722
*	ASGN Inc.	32,539	2,461
*	Arcosa Inc.	32,003	2,425
	Matson Inc.	27,394	2,129
	MDU Resources Group Inc.	96,365	2,018
*	PGT Innovations Inc.	63,796	1,860
*	Franklin Electric Co. Inc.	17,840	1,836
	Lincoln Electric Holdings Inc.	8,831	1,754
	Genco Shipping & Trading Ltd.	117,466	1,648
*	JetBlue Airways Corp.	176,440	1,563
	AECOM	18,433	1,561
*	Brady Corp. Class A	30,022	1,428
*	Stericycle Inc.	30,325	1,408
			1,356,251
Information Technology (14.1%)
*	Manhattan Associates Inc.	277,219	55,410
*	Arrow Electronics Inc.	362,130	51,868
*	Splunk Inc.	476,095	50,509
*	Pure Storage Inc. Class A	1,315,286	48,429
	Jabil Inc.	411,091	44,369
*	DocuSign Inc. Class A	710,732	36,311
	Amkor Technology Inc.	1,114,227	33,148
*	Cadence Design Systems Inc.	140,608	32,975
*	Nutanix Inc. Class A	1,161,985	32,594
*	Cirrus Logic Inc.	385,289	31,212
*	Flex Ltd.	1,052,178	29,082
	NetApp Inc.	349,957	26,737
*	RingCentral Inc. Class A	798,137	26,123
*	CommScope Holding Co. Inc.	4,510,545	25,394
*	Dropbox Inc. Class A	830,967	22,162
*	Fortinet Inc.	270,959	20,482
	Avnet Inc.	370,377	18,685
*	MongoDB Inc. Class A	44,453	18,270
*	Western Digital Corp.	477,323	18,105
*	SMART Global Holdings Inc.	599,647	17,396
*	Kyndryl Holdings Inc.	1,286,652	17,087
*	Teradata Corp.	279,341	14,920
	Xerox Holdings Corp.	995,905	14,829
*	CommVault Systems Inc.	202,552	14,709
*	Yext Inc.	1,288,316	14,571
*	Elastic NV	225,202	14,440
*	Everbridge Inc.	522,139	14,046
*	MaxLinear Inc.	432,184	13,640
*	Rapid7 Inc.	290,380	13,148
*	Synaptics Inc.	153,819	13,133
*	Diodes Inc.	132,824	12,285
*	New Relic Inc.	181,827	11,899
*	Domo Inc. Class B	792,330	11,616
*	UiPath Inc. Class A	642,748	10,650
*	Extreme Networks Inc.	393,554	10,252
*	Okta Inc.	141,107	9,786
*	GoDaddy Inc. Class A	129,860	9,756
*	BlackLine Inc.	179,747	9,674
*	HubSpot Inc.	17,319	9,215
*	SolarEdge Technologies Inc.	33,880	9,115
	Juniper Networks Inc.	279,339	8,752

		Shares	Market Value ($000)
*	Qorvo Inc.	84,766	8,649
*	Lattice Semiconductor Corp.	90,014	8,648
*	Ultra Clean Holdings Inc.	218,071	8,387
	Pegasystems Inc.	166,379	8,202
*	Semtech Corp.	303,477	7,726
*	Impinj Inc.	83,760	7,509
	Hewlett Packard Enterprise Co.	429,478	7,215
*	Axcelis Technologies Inc.	37,796	6,929
*	8x8 Inc.	1,507,087	6,375
*	LivePerson Inc.	1,230,556	5,562
*,1	MicroStrategy Inc. Class A	15,982	5,473
*	Ichor Holdings Ltd.	141,650	5,312
*	Twilio Inc. Class A	81,633	5,193
*	Q2 Holdings Inc.	163,016	5,037
*	Seagate Technology Holdings plc	76,445	4,730
*	Cohu Inc.	96,005	3,990
*	Unisys Corp.	1,001,495	3,986
*	PagerDuty Inc.	143,544	3,227
*	Smartsheet Inc. Class A	81,216	3,107
*	Sanmina Corp.	42,278	2,548
*	Samsara Inc. Class A	90,430	2,506
*	Squarespace Inc. Class A	75,298	2,375
*	Photronics Inc.	86,619	2,234
*	Viavi Solutions Inc.	195,472	2,215
*	FormFactor Inc.	60,425	2,068
*	Zebra Technologies Corp. Class A	6,805	2,013
*	LiveRamp Holdings Inc.	69,699	1,991
*	Alpha & Omega Semiconductor Ltd.	55,692	1,827
*	Infinera Corp.	338,817	1,636
*	Box Inc. Class A	52,468	1,541
*	HashiCorp Inc. Class A	56,701	1,484
*	NCR Corp.	58,355	1,471
*	Trimble Inc.	25,551	1,353
*	Ciena Corp.	30,665	1,303
			1,040,606
Materials (5.6%)
	Reliance Steel & Aluminum Co.	213,024	57,855
	Steel Dynamics Inc.	424,785	46,272
	Eagle Materials Inc.	232,944	43,425
*	Martin Marietta Materials Inc.	54,569	25,194
	Chemours Co.	638,800	23,565
	Berry Global Group Inc.	340,986	21,939
*	O-I Glass Inc.	1,011,461	21,575
*	Graphic Packaging Holding Co.	891,327	21,419
	Olin Corp.	400,992	20,607
	Warrior Met Coal Inc.	489,868	19,080
	Packaging Corp. of America	117,029	15,467
	Westrock Co.	451,035	13,112
	Greif Inc. Class A	172,818	11,905
*	United States Steel Corp.	392,600	9,819
	CF Industries Holdings Inc.	105,190	7,302
	Sonoco Products Co.	122,625	7,237
*	Element Solutions Inc.	360,958	6,930
	Ashland Inc.	78,819	6,850
*	TimkenSteel Corp.	282,836	6,101
	Avient Corp.	106,312	4,348
	Commercial Metals Co.	47,667	2,510
*	AptarGroup Inc.	20,621	2,389

		Shares	Market Value ($000)
*	Axalta Coating Systems Ltd.	69,640	2,285
	Tronox Holdings plc	177,525	2,256
	Sensient Technologies Corp.	27,646	1,967
*	Materion Corp.	17,150	1,959
*	NewMarket Corp.	3,951	1,589
*	LSB Industries Inc.	161,138	1,587
*	Carpenter Technology Corp.	26,769	1,503
*	Knife River Corp.	32,616	1,419
*	Sylvamo Corp.	34,694	1,403
	Schnitzer Steel Industries Inc. Class A	35,635	1,069
			411,938
Real Estate (7.2%)
	Host Hotels & Resorts Inc.	2,662,971	44,818
*	Zillow Group Inc. Class C	750,432	37,717
	Brixmor Property Group Inc.	1,674,709	36,844
	NNN REIT Inc.	832,519	35,624
	Gaming and Leisure Properties Inc.	724,534	35,111
	Mid-America Apartment Communities Inc.	178,072	27,042
	Apple Hospitality REIT Inc.	1,548,123	23,392
	Spirit Realty Capital Inc.	556,329	21,908
	Park Hotels & Resorts Inc.	1,707,782	21,894
	Highwoods Properties Inc.	760,386	18,181
	DiamondRock Hospitality Co.	2,178,783	17,452
	Invitation Homes Inc.	504,290	17,348
	Outfront Media Inc.	974,768	15,323
	Essential Properties Realty Trust Inc.	618,488	14,559
	EPR Properties	300,186	14,049
*	CBRE Group Inc. Class A	172,984	13,962
	RLJ Lodging Trust	1,208,155	12,408
	Xenia Hotels & Resorts Inc.	853,057	10,501
	Sun Communities Inc.	79,559	10,379
	Ryman Hospitality Properties Inc.	106,159	9,864
	Regency Centers Corp.	147,109	9,087
*	Broadstone Net Lease Inc.	493,201	7,615
*	American Homes 4 Rent Class A	214,344	7,599
*	Lamar Advertising Co. Class A	75,936	7,537
	Kilroy Realty Corp.	221,084	6,652
	SITE Centers Corp.	484,076	6,399
	Kite Realty Group Trust	251,670	5,622
	Piedmont Office Realty Trust Inc. Class A	744,577	5,413
	Tanger Factory Outlet Centers Inc.	206,689	4,562
	Universal Health Realty Income Trust	94,854	4,513
*	Redfin Corp.	331,249	4,114
	National Storage Affiliates Trust	98,458	3,429
	Brandywine Realty Trust	671,481	3,122
	First Industrial Realty Trust Inc.	54,630	2,876
	Federal Realty Investment Trust	27,966	2,706
*	Innovative Industrial Properties Inc.	29,399	2,146
*	Alexandria Real Estate Equities Inc.	16,849	1,912
*	Phillips Edison & Co. Inc.	53,343	1,818
*	LXP Industrial Trust	182,381	1,778
	Sabra Health Care REIT Inc.	121,397	1,429
	Paramount Group Inc.	239,341	1,060
			529,765
Utilities (4.7%)
	Evergy Inc.	799,909	46,731
	NiSource Inc.	1,701,017	46,523

		Shares	Market Value ($000)
	Vistra Corp.	1,669,867	43,834
	National Fuel Gas Co.	758,292	38,946
	Edison International	441,142	30,637
	Pinnacle West Capital Corp.	343,535	27,984
	AES Corp.	1,237,365	25,651
	DTE Energy Co.	189,665	20,867
*	Ameren Corp.	247,995	20,254
	Hawaiian Electric Industries Inc.	460,126	16,657
*	Entergy Corp.	95,592	9,308
*	Black Hills Corp.	117,975	7,109
	Otter Tail Corp.	64,869	5,122
	FirstEnergy Corp.	110,678	4,303
*	PG&E Corp.	146,291	2,528
*	American States Water Co.	25,783	2,243
	ALLETE Inc.	32,233	1,868
			350,565
Total Common Stocks (Cost $6,388,172)			7,347,144
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity Fund, 5.150% (Cost $58,323)	583,374	58,326
Total Investments (100.1%) (Cost $6,446,495)			7,405,470
Other Assets and Liabilities—Net (-0.1%)			(10,647)
Net Assets (100%)			7,394,823
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,323,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $30,498,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	345	32,839	(92)
E-mini S&P 500 Index	September 2023	67	15,035	169
				77
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.